Significant accounting judgements, estimates and assumptions (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment charge on inventory	€ 3,200
Development of projects in progress	700	€ 1,900
Property plant and equipment assets construction	15,100	€ 17,200
Impairment of assets	3,300
Exolum [Member]
IfrsStatementLineItems [Line Items]
Onerous contract provision on inventory	€ 5,200